Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense (Detail) - Benefit obligations [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate, %	2.83%	3.35%
Rate of increase in compensation levels (%)	4.57%	4.66%
Life expectancy at 65 for a male member currently at age 65	20.6	20.5
Life expectancy at 65 for a female member currently at age 65	22.8	22.7
Average duration of the defined benefit obligations (years)	15 years 146 days	14 years 223 days
Other [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate, %	2.66%	3.20%
Medical cost trend rate - year reaches ultimate trend rate	2037	2037
Life expectancy at 65 for a male member currently at age 65	20.2	20.3
Life expectancy at 65 for a female member currently at age 65	22.8	22.9
Average duration of the defined benefit obligations (years)	15 years 73 days	15 years 292 days
Other [Member] | Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	5.80%	6.10%
Other [Member] | Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%